UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1.  Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Trust
January 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin International Growth Fund Franklin International Small Cap Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended January 31, 2022, the global
economy was negatively impacted by the spread of the
highly contagious Omicron variant of COVID-19. An increase
in consumer demand and continued supply-chain disruptions
contributed to higher inflation in many countries over the
period. Several central banks raised interest rates to curb
inflation, causing investor concerns regarding a slowdown
in economic growth. The U.S. Federal Reserve (Fed), the
European Central Bank and the Bank of Japan kept their
policy rates unchanged. However, the Fed noted in its
January 2022 meeting that it would consider raising interest rates soon due to increased employment and rising inflation.
In this environment, stocks in global developed markets
excluding the U.S. and Canada, as measured by the MSCI
Europe, Australasia and Far East Index-NR (net of tax
withholding when dividends are paid), posted a -3.43% total
return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Global Trust’s semiannual report includes more
detail about prevailing conditions and discussions about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
This letter reflects our analysis and opinions as of January
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin International Growth Fund 4
Franklin International Small Cap Fund 10
Financial Highlights and Statements of Investments 16
Financial Statements 32
Notes to Financial Statements 36
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMI ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -0.32%
total return for the six months ended January 31, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of
the world’s central banks to adopt less accommodative
stances regarding monetary policy. The spread of the highly
contagious Omicron variant of COVID-19 introduced further
uncertainty into equity markets. Additionally, the Chinese
government’s imposition of new restrictions on some
businesses pressured Asian and global emerging market
stocks.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
Solid corporate earnings and the passage of a bipartisan
infrastructure bill further bolstered investor sentiment. The
U.S. Federal Reserve (Fed) kept the federal funds target
rate at a record-low range of 0.00%–0.25% and continued
its program of open-ended U.S. Treasury (UST) and
mortgage bond purchases to help keep markets functioning.
However, in its January 2022 meeting statement, the Fed
noted that due to employment gains and elevated inflation,
it expected conditions would soon be appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST and mortgage-backed
securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of Omicron
disrupted labor markets and led to renewed restrictions.
Additionally, in January 2022, the annual inflation rate in
the eurozone reached the highest level on record, and the
prospect of energy shortages during the winter tempered
investor optimism. Although the European Central Bank
maintained an accommodative monetary policy stance at
its most recent meeting in December 2021, the Fed’s move
toward a tighter monetary policy and geopolitical tensions
surrounding Ukraine negatively impacted European stocks.
Consequently, European developed market equities, as
measured by the MSCI Europe Index-NR, posted a -2.54%
total return for the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -5.21% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions, government measures to limit real
estate speculation, increased fuel costs and production
disruptions caused by government-mandated suspensions
of power use. Asian equity markets experienced heightened
volatility due to inflation concerns and elevated infection
rates in some countries. Unexpected regulatory changes
by the Chinese government, which negatively impacted
education- and technology-related businesses, and investor
concerns about several large Chinese property developers’
solvency further pressured Asian stocks during the six-month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -4.59% total return for
the six months under review.
1
Higher per-capita COVID-19
cases in some countries, rising interest rates and elevated
inflation dampened investor enthusiasm in global emerging
market equities. Interest-rate increases to curb inflation
by several central banks, including those of Brazil, Russia
and Mexico, raised investor concerns about a slowdown in
economic growth.
The foregoing information reflects our analysis and opinions as of January 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Franklin International Growth Fund
This semiannual report for Franklin International Growth
Fund covers the period ended January 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing predominantly in equity securities, primarily
common stock, of mid- and large-capitalization companies,
generally those with market capitalizations greater than $2
billion, located outside the U.S., and may invest up to 20%
of its net assets in emerging market countries. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the six months ended January 31, 2022, the Fund’s
Class A shares posted a -16.90% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which measures
the equity market performance of global developed markets
excluding the U.S. and Canada, posted a -3.43% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a disciplined, bottom-up approach to identify
attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a
growth investment style and in-depth, fundamental research
to identify high-quality companies, across all industry
groups, with sustainable business models that offer the most attractive combination of growth, quality and valuation. The
Fund, from time to time, may have significant investments
in a particular sector or country, such as technology.
Our process generally includes an assessment of the
potential impacts of any material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company.
Manager’s Discussion
Over the six-month period, an underweight to consumer
discretionary and a lack of exposure to the consumer
staples sector contributed to relative returns. Conversely,
relative performance was adversely affected by both stock
selection and an overweight in information technology (IT),
as well as stock selection in the health care and consumer
discretionary sectors.
Industrials holding Ferguson, a U.K.-based plumbing
products distributor, supported results. The stock advanced
after the company released earnings that were slightly higher than anticipated, driven by COVID-related cost management.
In IT, Spain-based travel software company Amadeus IT
Group contributed to relative performance during the month
as COVID-19 Omicron cases waned, suggesting a positive
outlook for air travel.
In the financials sector, Germany-based Deutsche Boerse
had a positive impact. The stock rose in January, as
increased volatility in the market coupled with speculation in higher interest rates is typically supportive of revenue growth for the company. Additionally, Deutsche Boerse rebounded
after it had lagged banks and other financials sector stocks during 2021.
Geographic Composition
1/31/22
% of Total
Net Assets
Europe 70.7%
North America 11.2%
Australia & New Zealand 5.9%
Latin America & Caribbean 3.5%
Middle East & Africa 3.0%
Asia 2.0%
Short-Term Investments & Other Net Assets 3.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
21
.

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
Alcon, a Switzerland-based eye care company, contributed
to relative performance in health care. The company
released a strong set of financial results in August, with
robust growth in the surgical segment and increased market
share for its next-generation intraocular lens PanOptix.
In the communication services sector, CTS Eventim, a
Germany-based company focused on ticketing and live
entertainment, aided relative returns. During the late
summer and early autumn of 2021, declining COVID-19
cases and increasing vaccination rates in Europe were
positive for the live entertainment industry. Additionally, the company’s earnings were above consensus expectations
while approaching break-even level profits. Achieving near
break-even level profits given such a low level of business is a testament to the strength of Eventim’s business model, in
our view.
Conversely, Denmark-based financial software company
SimCorp hindered results in the IT sector. SimCorp released
relatively weak third-quarter earnings across the board, as
the company did not sign any new clients during the quarter.
Management attributed this to slower decision-making
processes during the pandemic. We believe SimCorp
remains on track with conversions from software as a service
(SaaS) to the cloud, which have moved faster than we
anticipated.
Elsewhere in IT, Canada-based Shopify, an e-commerce
solutions provider, detracted from performance. The
company experienced weakness alongside other fast-
growing, difficult-to-value innovators during December,
with the near-term picture clouded by concerns over the
commitment of merchants to the platform post-pandemic. In
January, a broader correction affecting most e-commerce
stocks led to further declines. Looking beyond near-term
dynamics, we continue to see significant unappreciated
optionality in Shopify’s innovation pipeline.
Health care stock GN Store Nord, a Denmark-based hearing
aid maker, suppressed relative returns. The stock declined
in August after failing to meet revenue expectations, as
its hearing aid business lagged peers. More recently, the
company negatively revised its full year guidance for both
its hearing and audio segments, partly due to a rapid
deterioration in supply chain conditions.
In consumer discretionary, results were held back by U.K.-
based online retailer boohoo Group. The company reported
disappointing financial results at the end of September
due to the increase in freight and labor costs from the
Top 10 Countries
1/31/22
a
% of Total
Net Assets
a a
Germany 16.1%
United Kingdom 13.5%
Denmark 11.1%
Netherlands 8.9%
United States 8.9%
Spain 6.5%
Switzerland 6.2%
Australia 5.9%
Ireland 3.6%
Argentina 3.5%
Top 10 Industries
1/31/22
.
% of Total
Net Assets
a a
IT Services 12.4%
Chemicals 10.7%
Software 8.8%
Health Care Equipment & Supplies 8.3%
Capital Markets 6.2%
Biotechnology 6.1%
Professional Services 5.8%
Internet & Direct Marketing Retail 5.1%
Media 4.6%
Entertainment 3.6%
Top 10 Holdings
1/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Amadeus IT Group SA 3.8%
IT Services, Spain
Keywords Studios plc 3.6%
IT Services, Ireland
CTS Eventim AG & Co. KGaA 3.6%
Entertainment, Germany
MTU Aero Engines AG 3.5%
Aerospace & Defense, Germany
MercadoLibre , Inc. 3.5%
Internet & Direct Marketing Retail, Argentina
FinecoBank Banca Fineco SpA 3.2%
Banks, Italy
CyberArk Software Ltd. 3.2%
Software, United States
Alcon, Inc. 3.2%
Health Care Equipment & Supplies, Switzerland
ASML Holding NV 3.2%
Semiconductors & Semiconductor Equipment,
Netherlands
DSV A/S 3.2%
Air Freight & Logistics, Denmark

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
global pandemic. Furthermore, in December, management
announced a profit downgrade given supply chain issues,
increased return rates, and a pullback in consumer
sentiment in the U.K.
In materials, Belgium-based materials technology company
Umicore detracted. The company downgraded earnings
estimates for its energy and surface technology segment for
the next two years. Umicore expects growth in this area to
lag that of its competitors, having been caught out by a rapid change in the type of batteries required by customers.
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
John Remmert
Lead Portfolio Manager
Patrick McKeegan, CFA
Donald G. Huber, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of January 31, 2022
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -16.90% -21.45%
1-Year -10.15% -15.11%
5-Year +80.14% +11.22%
10-Year +129.50% +8.05%
Advisor
6-Month -16.79% -16.79%
1-Year -9.90% -9.90%
5-Year +82.29% +12.76%
10-Year +135.66% +8.95%
See page 8 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/21–1/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1733 $0.2108 $0.3841
C $0.0275 $0.2108 $0.2383
R $0.1644 $0.2108 $0.3752
R6 $0.2581 $0.2108 $0.4689
Advisor $0.2330 $0.2108 $0.4438
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.11% 1.13%
Advisor 0.86% 0.88%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $831.00 $5.12 $1,019.62 $5.64 1.11%
C $1,000 $827.40 $8.57 $1,015.83 $9.45 1.86%
R $1,000 $829.90 $6.27 $1,018.35 $6.92 1.36%
R6 $1,000 $832.60 $3.39 $1,021.50 $3.74 0.73%
Advisor $1,000 $832.10 $3.97 $1,020.87 $4.38 0.86%

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Semiannual Report
Franklin International Small Cap Fund
This semiannual report for Franklin International Small Cap
Fund covers the period ended January 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing at least 80% of its net assets in a diversified
portfolio of marketable equity and equity-related securities
(primarily common stock) of smaller international companies
with market capitalizations not exceeding $5 billion (or
the equivalent in local currencies), or the highest market
capitalization of the MSCI Europe, Australasia and Far East
(EAFE) Small Cap Index, whichever is greater, at the time
of purchase. The Fund considers international companies
to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market
outside of the U.S.
Performance Overview
For the six months ended January 31, 2022, the Fund’s
Class A shares posted a -3.93% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI EAFE Small
Cap Index-NR, which measures the performance of small-
cap equity securities in global developed markets excluding
the U.S. and Canada, posted a -7.98% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In choosing individual equity investments, we use a
fundamental, bottom-up approach involving in-depth
proprietary analysis of individual equity securities. In
narrowing down the universe of eligible investments, we
employ a quantitative and qualitative approach to identify
smaller international companies that we believe have the
potential to generate attractive returns with lower downside risk. These companies tend to have proprietary products
and services, which can sustain a longer-term competitive
advantage, and tend to have a higher probability of
maintaining a strong balance sheet and/or generating cash
flow. After we identify a company, we conduct a thorough
analysis to establish its earnings prospects and determine
its value. Overall, we seek to invest in quality companies
with attractive valuations. Our process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
We do not select investments for the Fund that are merely
representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive potential.
Although we seek to outperform the MSCI EAFE Small
Cap Index-NR, the Fund may take positions that are not
represented in the index.
Manager’s Discussion
The Franklin International Small Cap Fund outperformed
its benchmark, the MSCI EAFE Small Cap Index for the
six-month period ended January 31, 2022. On an absolute
basis, the Fund had losses across seven of the 11 sectors
in which it was invested. The industrials, consumer
discretionary and materials sectors were the primary
detractors from returns over the period, while the main
contributors were the energy and financials sectors.
On a relative basis, both stock selection and sector
allocation effects contributed to performance. Stock
selection in the energy, financials, consumer staples and
utilities sectors, overweighted allocations to the energy and industrials sectors and underweighted allocations to the
health care and information technology (IT) sectors aided
Geographic Composition
1/31/22
% of Total
Net Assets
Europe 59.3%
Asia 25.3%
North America 7.2%
Latin America & Caribbean 1.1%
Other 1.1%
Other Net Assets 6.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
28
.

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
relative returns. In contrast, stock selection in the materials sector and underweight allocation to the real estate sector
detracted from relative performance. On a regional basis,
stock selection within Europe ex U.K., North America and
the U.K., an overweight allocation to emerging markets and
North America, and an underweight allocation to Japan
positively contributed. Stock selection within emerging
markets weighed on returns.
Pason Systems, in the energy sector, is a Canadian energy
services and technology company and the leading global
provider of specialized data management systems for
onshore and offshore oil rigs. The company’s share price
rose after the company announced strong third quarter 2021
earnings resulting from positive pricing conditions for oil, consistent improvement in U.S. and Canadian land drilling
activity and strong market positioning.
Serica Energy, in the energy sector, is a U.K.-listed
exploration and production firm focused predominantly on
the North Sea. With approximately 80% of its fiscal year
2021-2022 estimated production exposed to full spot prices,
Serica was a prime beneficiary of extremely high oil and gas prices due to supply tightness in commodity markets over
the past year.
Maire Tecnimont, in the industrials sector, is an Italian plant engineering and construction firm that delivered strong
returns for the period. MT is enjoying a strong recovery in
its core petrochemical and fertilizer order book and closed
a mega-contract with Borough in Abu Dhabi whose scale
far exceeded Wall Street expectations. The company also
continues to build out its green energy transition business, which it believes can convert to revenue and earnings over
the next few years.
D/S Norden, in the industrials sector, is a Danish shipping
company that owns and operates dry cargo and tanker
vessels worldwide. Shares declined during the period due
to weak sentiment around dry bulk shipping caused by fears
over a slowdown of the Chinese economy and news of iron
ore production cuts by Vale (not a Fund holding) in Brazil.
Palfinger, in the industrials sector, is an Austrian
manufacturer of truck-mounted cranes and hydraulic lifting
tools primarily for the construction and marine industries.
The company issued a profit warning during the period,
citing cost inflation and supply chain component shortages,
which are hampering its business. Palfinger’s efforts at price increases are only feeding in slowly, and thus 2022 profits
will likely only be flat with the prior year despite strong order growth.
Top 10 Countries
1/31/22
a
% of Total
Net Assets
a a
United Kingdom 17.8%
Japan 12.4%
Italy 6.5%
Canada 5.9%
Spain 5.7%
Austria 5.2%
China 5.0%
Sweden 5.0%
France 4.7%
Denmark 4.4%
Top 10 Industries
1/31/22
.
% of Total
Net Assets
a a
Machinery 10.2%
Banks 9.1%
Trading Companies & Distributors 6.9%
Metals & Mining 6.0%
Oil, Gas & Consumable Fuels 5.5%
Construction Materials 5.3%
Hotels, Restaurants & Leisure 3.9%
Electrical Equipment 3.8%
Construction & Engineering 3.6%
Real Estate Management & Development 3.5%
Top 10 Holdings
1/31/22
Company
Industry, Country
% of Total
Net Assets
a aa
BAWAG Group AG 2.3%
Banks, Austria
Parex Resources, Inc. 2.2%
Oil, Gas & Consumable Fuels, Canada
Maire Tecnimont SpA 1.9%
Construction & Engineering, Italy
Mersen SA 1.8%
Electrical Equipment, France
Tethys Oil AB 1.8%
Oil, Gas & Consumable Fuels, Sweden
Pason Systems, Inc. 1.8%
Energy Equipment & Services, Canada
Granges AB 1.8%
Metals & Mining, Sweden
Galliford Try Holdings plc 1.7%
Construction & Engineering, United Kingdom
Wincanton plc 1.7%
Air Freight & Logistics, United Kingdom
Morgan Advanced Materials plc 1.7%
Machinery, United Kingdom

Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
Melco International Development, in the consumer
discretionary sector, is an Asia-based gaming and casino
operator, which derives substantially all its net asset value from its majority ownership stake in Macau casino operator
Melco Resorts and Entertainment (MLCO, not a Fund
holding). MLCO’s casino reopening process in Macau has
been repeatedly delayed by the development of COVID-19
variants and the Chinese government’s zero tolerance
policy. Additionally, the stock was hurt by fears over higher government involvement in the Macau casino license re-
tendering process, which commenced in the fall of 2021.
Thank you for your continued participation in Franklin
International Small Cap Fund. We look forward to serving
your future investment needs.
Sean M. Bogda, CFA
Paul D. Ehrlichman
Safa R. Muhtaseb, CFA
Grace Su
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of January 31, 2022
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -3.93% -9.21%
1-Year +11.34% +5.22%
5-Year +11.09% +0.98%
10-Year +78.84% +5.39%
Advisor
6-Month -3.77% -3.77%
1-Year +11.67% +11.67%
5-Year +12.60% +2.40%
10-Year +83.70% +6.27%
See page 14 for Performance Summary footnotes.

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors.
Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in coun-
tries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.30% 1.63%
Advisor 1.05% 1.38%

Your Fund’s Expenses
Franklin International Small Cap Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $960.70 $6.43 $1,018.65 $6.62 1.30%
C $1,000 $957.70 $10.12 $1,014.87 $10.42 2.05%
R $1,000 $960.00 $7.66 $1,017.39 $7.88 1.55%
R6 $1,000 $963.00 $4.69 $1,020.43 $4.83 0.95%
Advisor $1,000 $962.30 $5.20 $1,019.91 $5.35 1.05%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.76 $18.34 $14.62 $15.31 $13.18 $11.07
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.09) (0.04) 0.04 0.06 0.05
Net realized and unrealized gains (losses) (3.75) 4.99 3.78 (0.50) 2.26 2.12
Total from investment operations ........ (3.81) 4.90 3.74 (0.46) 2.32 2.17
Less distributions from:
Net investment income .............. (0.17) — (0.02) (0.03) — (0.06)
Net realized gains ................. (0.21) (0.48) — (0.20) (0.19) —
Total distributions ................... (0.38) (0.48) (0.02) (0.23) (0.19) (0.06)
Net asset value, end of period .......... $18.57 $22.76 $18.34 $14.62 $15.31 $13.18
Total return
c
....................... (16.90)% 26.98% 25.52% (2.62)% 17.73% 19.70%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.13% 1.17% 1.19% 1.27% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.11%
e
1.10%
e
1.05%
e
1.15%
e
1.31%
e
Net investment income (loss) .......... (0.58)% (0.41)% (0.25)% 0.32% 0.43% 0.37%
Supplemental data
Net assets, end of period (000’s) ........ $687,120 $961,676 $579,893 $289,944 $161,607 $185,680
Portfolio turnover rate ................ 8.81% 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.48 $17.46 $14.00 $14.74 $12.80 $10.77
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.14) (0.23) (0.15) (0.06) (0.03) (0.04)
Net realized and unrealized gains (losses) (3.54) 4.73 3.61 (0.48) 2.16 2.07
Total from investment operations ........ (3.68) 4.50 3.46 (0.54) 2.13 2.03
Less distributions from:
Net investment income .............. (0.03) — — — — —
Net realized gains ................. (0.21) (0.48) — (0.20) (0.19) —
Total distributions ................... (0.24) (0.48) — (0.20) (0.19) —
Net asset value, end of period .......... $17.56 $21.48 $17.46 $14.00 $14.74 $12.80
Total return
c
....................... (17.26)% 26.04% 24.63% (3.34)% 16.76% 18.85%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.88% 1.88% 1.92% 1.94% 2.02% 2.29%
Expenses net of waiver and payments by
affiliates .......................... 1.86% 1.86%
e
1.85%
e
1.80%
e
1.90%
e
2.06%
e
Net investment (loss) ................ (1.33)% (1.15)% (0.98)% (0.43)% (0.32)% (0.38)%
Supplemental data
Net assets, end of period (000’s) ........ $45,394 $62,560 $39,440 $27,397 $22,542 $8,702
Portfolio turnover rate ................ 8.81% 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.48 $18.16 $14.50 $15.21 $13.16 $11.02
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.09) (0.12) (0.07) —
c
0.04 0.02
Net realized and unrealized gains (losses) (3.70) 4.92 3.73 (0.48) 2.22 2.13
Total from investment operations ........ (3.79) 4.80 3.66 (0.48) 2.26 2.15
Less distributions from:
Net investment income .............. (0.16) — — (0.03) (0.02) (0.01)
Net realized gains ................. (0.21) (0.48) — (0.20) (0.19) —
Total distributions ................... (0.37) (0.48) — (0.23) (0.21) (0.01)
Net asset value, end of period .......... $18.32 $22.48 $18.16 $14.50 $15.21 $13.16
Total return
d
....................... (17.01)% 26.69% 25.24% (2.88)% 17.34% 19.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.38% 1.41% 1.43% 1.49% 1.76%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.35%
f
1.35%
f
1.29%
f
1.37%
f
1.53%
f
Net investment income (loss) .......... (0.83)% (0.58)% (0.45)% 0.08% 0.21% 0.15%
Supplemental data
Net assets, end of period (000’s) ........ $7,062 $8,630 $2,365 $1,848 $1,086 $371
Portfolio turnover rate ................ 8.81% 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.94 $18.44 $14.69 $15.34 $13.25 $11.15
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) (0.01) 0.03 0.08 0.12 0.08
Net realized and unrealized gains (losses) (3.77) 5.01 3.79 (0.48) 2.26 2.15
Total from investment operations ........ (3.79) 5.00 3.82 (0.40) 2.38 2.23
Less distributions from:
Net investment income .............. (0.26) (0.02) (0.07) (0.05) (0.10) (0.13)
Net realized gains ................. (0.21) (0.48) — (0.20) (0.19) —
Total distributions ................... (0.47) (0.50) (0.07) (0.25) (0.29) (0.13)
Net asset value, end of period .......... $18.68 $22.94 $18.44 $14.69 $15.34 $13.25
Total return
c
....................... (16.74)% 27.44% 26.08% (2.26)% 18.15% 20.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.81% 0.84% 0.85% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.73%
e
0.71%
e
0.66%
e
0.71%
e
0.88%
e
Net investment income (loss) .......... (0.21)% (0.03)% 0.17% 0.71% 0.87% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $462,784 $548,647 $379,331 $344,257 $83,292 $54,347
Portfolio turnover rate ................ 8.81% 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.89 $18.40 $14.66 $15.33 $13.24 $11.13
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.04) —
c
0.09 0.10 0.08
Net realized and unrealized gains (losses) (3.76) 5.01 3.79 (0.51) 2.26 2.13
Total from investment operations ........ (3.80) 4.97 3.79 (0.42) 2.36 2.21
Less distributions from:
Net investment income .............. (0.23) (—)
c
(0.05) (0.05) (0.08) (0.10)
Net realized gains ................. (0.21) (0.48) — (0.20) (0.19) —
Total distributions ................... (0.44) (0.48) (0.05) (0.25) (0.27) (0.10)
Net asset value, end of period .......... $18.65 $22.89 $18.40 $14.66 $15.33 $13.24
Total return
d
....................... (16.79)% 27.31% 25.90% (2.45)% 17.98% 20.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.88% 0.92% 0.94% 1.02% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86%
f
0.85%
f
0.80%
f
0.90%
f
1.06%
f
Net investment income (loss) .......... (0.33)% (0.17)% 0.03% 0.57% 0.68% 0.62%
Supplemental data
Net assets, end of period (000’s) ........ $1,450,448 $1,665,974 $1,158,652 $863,973 $294,254 $147,926
Portfolio turnover rate ................ 8.81% 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments (unaudited), January 31, 2022
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 3.5%
MTU Aero Engines AG ................................. Germany 440,000 $ 93,635,585
Air Freight & Logistics 3.2%
DSV A/S ............................................ Denmark 415,000 84,325,096
Banks 3.2%
FinecoBank Banca Fineco SpA ........................... Italy 5,100,000 85,750,159
Biotechnology 6.1%
CSL Ltd. ............................................ Australia 445,000 82,421,349
a
Genmab A/S ......................................... Denmark 231,000 78,667,134
161,088,483
Capital Markets 6.2%
Deutsche Boerse AG ................................... Germany 460,000 81,773,403
Intermediate Capital Group plc ........................... United Kingdom 3,206,000 82,799,947
164,573,350
Chemicals 10.7%
Koninklijke DSM NV ................................... Netherlands 430,000 80,615,174
Sika AG ............................................ Switzerland 230,000 80,466,737
Symrise AG ......................................... Germany 680,000 81,266,822
Umicore SA ......................................... Belgium 1,090,000 41,266,319
283,615,052
Diversified Telecommunication Services 2.6%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,554,735 70,506,689
Entertainment 3.6%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,334,426 94,869,223
Health Care Equipment & Supplies 8.3%
Alcon, Inc. ........................................... Switzerland 1,100,000 84,814,913
Cochlear Ltd. ........................................ Australia 540,000 74,041,337
GN Store Nord A/S .................................... Denmark 1,000,000 60,517,618
219,373,868
Internet & Direct Marketing Retail 5.1%
a
boohoo Group plc ..................................... United Kingdom 30,050,000 43,589,364
a
MercadoLibre , Inc. .................................... Argentina 81,000 91,696,860
135,286,224
IT Services 12.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 35,000 71,227,756
a
Amadeus IT Group SA ................................. Spain 1,470,860 101,145,672
Keywords Studios plc .................................. Ireland 2,850,000 96,594,309
a
Shopify, Inc., A ....................................... Canada 62,000 59,782,880
328,750,617
Life Sciences Tools & Services 2.9%
a
Evotec SE ........................................... Germany 1,885,000 76,282,768
Media 4.6%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 14,800,000 70,703,385
CyberAgent , Inc. ...................................... Japan 4,470,000 52,123,401
122,826,786
Pharmaceuticals 3.0%
Hikma Pharmaceuticals plc .............................. Jordan 2,850,000 80,068,482
Professional Services 5.8%
a
Clarivate plc ......................................... United States 4,220,000 69,461,200

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 2,000,000 $ 83,538,908
153,000,108
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV ..................................... Netherlands 125,000 84,669,328
Software 8.8%
AVEVA Group plc ..................................... United Kingdom 1,979,997 78,572,870
a
CyberArk Software Ltd. ................................. United States 620,000 85,033,000
SimCorp A/S ......................................... Denmark 760,000 70,866,788
234,472,658
Trading Companies & Distributors 3.1%
Ferguson plc ......................................... United States 520,000 81,794,162
Total Common Stocks (Cost $2,014,515,876) ....................................
2,554,888,638
Short Term Investments 3.0%
a a
Country Shares
a
Value
a
Money Market Funds 3.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 79,874,468 79,874,468
Total Money Market Funds (Cost $79,874,468) ..................................
79,874,468
Total Short Term Investments (Cost $79,874,468 ) ................................
79,874,468
a
Total Investments (Cost $2,094,390,344) 99.3% ..................................
$2,634,763,106
Other Assets, less Liabilities 0.7% .............................................
18,046,382
Net Assets 100.0% ...........................................................
$2,652,809,488
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $212,437,830, representing 8.0% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.53 $11.56 $16.48 $19.68 $20.61 $17.55
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.55
c
0.02 0.20 0.47 0.19
Net realized and unrealized gains (losses) (0.74) 4.42 (4.05) (2.87) 0.41 4.37
Total from investment operations ........ (0.63) 4.97 (4.03) (2.67) 0.88 4.56
Less distributions from:
Net investment income .............. — — — (0.27) (1.23) (0.18)
Net realized gains ................. — — (0.89) (0.26) (0.58) (1.32)
Total distributions ................... — — (0.89) (0.53) (1.81) (1.50)
Net asset value, end of period .......... $15.90 $16.53 $11.56 $16.48 $19.68 $20.61
Total return
d
....................... (3.93)% 42.99%
e
(25.96)% (13.49)% 4.32% 28.31%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.59% 1.74% 1.59% 1.41% 1.38% 1.38%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.30%
g
1.62%
g
1.58%
h
1.41%
g
1.38%
g
1.38%
g
Net investment income ............... 1.37% 3.80%
c
0.13% 1.11% 2.32% 1.05%
Supplemental data
Net assets, end of period (000’s) ........ $50,830 $55,460 $48,963 $95,528 $142,505 $161,355
Portfolio turnover rate ................ 13.13% 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.11)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 42.91%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.03 $11.31 $16.25 $19.42 $20.36 $17.32
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.46
c
(0.09) 0.06 0.32 0.05
Net realized and unrealized gains (losses) (0.69) 4.26 (3.96) (2.82) 0.39 4.33
Total from investment operations ........ (0.65) 4.72 (4.05) (2.76) 0.71 4.38
Less distributions from:
Net investment income .............. — — — (0.15) (1.07) (0.02)
Net realized gains ................. — — (0.89) (0.26) (0.58) (1.32)
Total distributions ................... — — (0.89) (0.41) (1.65) (1.34)
Net asset value, end of period .......... $15.38 $16.03 $11.31 $16.25 $19.42 $20.36
Total return
d
....................... (4.23)% 41.73% (26.64)% (14.10)% 3.50% 27.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.35% 2.49% 2.32% 2.16% 2.14% 2.13%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 2.05%
f
2.39%
f
2.31%
g
2.16%
f
2.14%
f
2.13%
f
Net investment income (loss) .......... 0.48% 3.30%
c
(0.63)% 0.36% 1.56% 0.30%
Supplemental data
Net assets, end of period (000’s) ........ $1,482 $3,039 $3,692 $10,942 $19,184 $22,191
Portfolio turnover rate ................ 13.13% 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.47 $11.56 $16.50 $19.72 $20.66 $17.56
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.61
c
(0.01) 0.17 0.42 0.13
Net realized and unrealized gains (losses) (0.72) 4.30 (4.04) (2.89) 0.40 4.41
Total from investment operations ........ (0.63) 4.91 (4.05) (2.72) 0.82 4.54
Less distributions from:
Net investment income .............. — — — (0.24) (1.18) (0.12)
Net realized gains ................. — — (0.89) (0.26) (0.58) (1.32)
Total distributions ................... — — (0.89) (0.50) (1.76) (1.44)
Net asset value, end of period .......... $15.84 $16.47 $11.56 $16.50 $19.72 $20.66
Total return
d
....................... (4.00)% 42.47% (26.23)% (13.67)% 3.97% 28.07%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.85% 2.00% 1.81% 1.66% 1.64% 1.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.55%
f
1.91%
f
1.80%
g
1.66%
f
1.64%
f
1.64%
f
Net investment income (loss) .......... 1.07% 4.27%
c
(0.06)% 0.86% 2.06% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $476 $607 $809 $2,482 $3,450 $3,592
Portfolio turnover rate ................ 13.13% 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.69 $11.66 $16.54 $19.74 $20.67 $17.61
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.95
c
0.08 0.29 0.56 0.27
Net realized and unrealized gains (losses) (0.71) 4.08 (4.07) (2.91) 0.40 4.37
Total from investment operations ........ (0.57) 5.03 (3.99) (2.62) 0.96 4.64
Less distributions from:
Net investment income .............. — — — (0.32) (1.31) (0.26)
Net realized gains ................. — — (0.89) (0.26) (0.58) (1.32)
Total distributions ................... — — (0.89) (0.58) (1.89) (1.58)
Net asset value, end of period .......... $16.12 $16.69 $11.66 $16.54 $19.74 $20.67
Total return
d
....................... (3.70)% 43.14%
e
(25.72)% (13.12)% 4.70% 28.87%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.43% 1.51% 1.12% 1.02% 1.01% 0.99%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.95%
g
1.35%
g
1.09% 1.02%
g
1.01%
g
0.99%
g
Net investment income ............... 1.69% 6.95%
c
0.54% 1.50% 2.69% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $901 $1,044 $4,119 $125,218 $450,645 $492,010
Portfolio turnover rate ................ 13.13% 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 3.05%.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.05%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.68 $11.64 $16.53 $19.73 $20.67 $17.59
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.61
c
0.06 0.23 0.52 0.23
Net realized and unrealized gains (losses) (0.73) 4.43 (4.06) (2.87) 0.40 4.39
Total from investment operations ........ (0.60) 5.04 (4.00) (2.64) 0.92 4.62
Less distributions from:
Net investment income .............. — — — (0.30) (1.28) (0.22)
Net realized gains ................. — — (0.89) (0.26) (0.58) (1.32)
Total distributions ................... — — (0.89) (0.56) (1.86) (1.54)
Net asset value, end of period .......... $16.08 $16.68 $11.64 $16.53 $19.73 $20.67
Total return
d
....................... (3.77)% 43.30%
e
(25.74)% (13.22)% 4.51% 28.68%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.34% 1.50% 1.27% 1.16% 1.14% 1.14%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.05%
g
1.40%
g
1.26%
h
1.16%
g
1.14%
g
1.14%
g
Net investment income ............... 1.61% 4.23%
c
0.41% 1.36% 2.56% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $24,467 $31,002 $50,041 $439,650 $763,309 $749,573
Portfolio turnover rate ................ 13.13% 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.21%.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments (unaudited), January 31, 2022
Franklin International Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.0%
Aerospace & Defense 0.5%
QinetiQ Group plc ..................................... United Kingdom 98,663 $ 358,074
Air Freight & Logistics 3.1%
SBS Holdings, Inc. .................................... Japan 36,200 1,116,646
Wincanton plc ........................................ United Kingdom 252,543 1,311,079
2,427,725
Airlines 1.2%
a
Chorus Aviation, Inc. ................................... Canada 171,251 487,710
a
JET2 plc ............................................ United Kingdom 27,091 482,497
970,207
Auto Components 0.7%
a
SAF-Holland SE ...................................... Germany 40,853 515,201
Banks 9.1%
b
Banca Sistema SpA , 144A, Reg S ......................... Italy 445,670 1,030,462
b
BAWAG Group AG, 144A, Reg S .......................... Austria 29,756 1,785,970
a
Eurobank Ergasias Services and Holdings SA ................ Greece 874,665 989,336
Spar Nord Bank A/S ................................... Denmark 57,920 832,965
Sydbank A/S ......................................... Denmark 33,778 1,192,352
Tisco Financial Group PCL .............................. Thailand 162,120 484,158
b
Unicaja Banco SA, 144A, Reg S .......................... Spain 753,990 772,970
7,088,213
Building Products 2.0%
Inwido AB ........................................... Sweden 42,109 736,875
Sanwa Holdings Corp. ................................. Japan 74,400 805,717
1,542,592
Capital Markets 2.3%
b
Anima Holding SpA , 144A, Reg S ......................... Italy 177,740 899,065
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 75,250 895,475
1,794,540
Chemicals 1.5%
Essentra plc ......................................... United Kingdom 85,030 396,260
Okamoto Industries, Inc. ................................ Japan 21,450 757,619
1,153,879
Commercial Services & Supplies 1.8%
b
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 820,947 387,241
a
Elis SA ............................................. France 57,643 1,053,097
1,440,338
Construction & Engineering 3.6%
Galliford Try Holdings plc ............................... United Kingdom 568,222 1,349,421
Maire Tecnimont SpA .................................. Italy 312,921 1,494,598
2,844,019
Construction Materials 5.3%
Cementir Holding NV .................................. Denmark 91,747 808,979
Krosaki Harima Corp. .................................. Japan 17,100 677,570
RHI Magnesita NV .................................... United States 13,204 609,052
West China Cement Ltd. ................................ China 5,404,000 910,224
Wienerberger AG ..................................... Austria 31,759 1,150,002
4,155,827

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services 0.7%
b
doValue SpA , 144A, Reg S .............................. Italy 59,390 $ 515,013
Electrical Equipment 3.8%
Mersen SA .......................................... France 34,528 1,440,159
Nexans SA .......................................... France 8,595 776,750
a
Vitzrocell Co. Ltd. ..................................... South Korea 64,051 760,273
2,977,182
Electronic Equipment, Instruments & Components 0.5%
Strix Group plc ....................................... Isle of Man 115,010 378,973
Energy Equipment & Services 1.8%
Pason Systems, Inc. ................................... Canada 140,120 1,390,066
Entertainment 0.5%
a
Stillfront Group AB .................................... Sweden 75,991 369,874
Food & Staples Retailing 1.5%
MARR SpA .......................................... Italy 54,190 1,154,049
Food Products 0.5%
JDE Peet's NV ....................................... Netherlands 13,214 395,717
Health Care Equipment & Supplies 2.5%
i -SENS, Inc. ......................................... South Korea 38,646 903,577
Value Added Technology Co. Ltd. ......................... South Korea 38,204 1,056,033
1,959,610
Hotels, Restaurants & Leisure 3.9%
GreenTree Hospitality Group Ltd., ADR ..................... China 60,417 334,106
a
Marston's plc ........................................ United Kingdom 934,180 1,021,454
a
Melco International Development Ltd. ...................... Hong Kong 615,546 718,733
a
Melia Hotels International SA ............................. Spain 132,420 1,003,595
3,077,888
Household Durables 2.0%
Bellway plc .......................................... United Kingdom 19,896 765,610
DFS Furniture plc ..................................... United Kingdom 127,984 410,329
Vistry Group plc ...................................... United Kingdom 29,575 410,064
1,586,003
IT Services 0.5%
Sopra Steria Group SACA ............................... France 2,185 384,186
Leisure Products 0.2%
a,c
Goodbaby International Holdings Ltd. ...................... China 1,327,069 187,998
Machinery 10.2%
Cargotec OYJ, B ...................................... Finland 25,471 1,271,805
a
Deutz AG ........................................... Germany 119,590 819,459
Fuji Corp. ........................................... Japan 42,600 983,381
Meidensha Corp. ..................................... Japan 49,400 1,047,025
Metso Outotec OYJ .................................... Finland 54,113 580,392
Morgan Advanced Materials plc ........................... United Kingdom 304,128 1,308,918
Palfinger AG ......................................... Austria 32,130 1,098,083
Sulzer AG ........................................... Switzerland 8,790 841,293
7,950,356
Marine 1.6%
D/S Norden A/S ...................................... Denmark 25,396 578,091

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine (continued)
Star Bulk Carriers Corp. ................................ Greece 28,997 $ 644,893
1,222,984
Media 0.5%
a
Mediaset Espana Comunicacion SA ....................... Spain 82,307 385,435
Metals & Mining 6.0%
Alamos Gold, Inc., A ................................... Canada 92,860 633,385
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 879,735
Anglo Pacific Group plc ................................. United Kingdom 226,467 417,893
a
ERO Copper Corp. .................................... Brazil 32,645 406,554
Granges AB ......................................... Sweden 110,349 1,368,568
Jupiter Mines Ltd. ..................................... Australia 1,484,426 231,842
a
Orla Mining Ltd. ...................................... Canada 119,960 394,487
Sims Ltd. ........................................... United States 38,111 387,962
4,720,426
Oil, Gas & Consumable Fuels 5.5%
Parex Resources, Inc. .................................. Canada 81,918 1,742,635
Serica Energy plc ..................................... United Kingdom 343,170 1,192,833
Tethys Oil AB ........................................ Sweden 190,429 1,394,070
4,329,538
Personal Products 1.5%
Chlitina Holding Ltd. ................................... China 159,000 1,209,283
Pharmaceuticals 0.8%
Hikma Pharmaceuticals plc .............................. Jordan 21,364 600,205
Professional Services 2.1%
Applus Services SA .................................... Spain 115,770 1,017,174
Tanseisha Co. Ltd. .................................... Japan 95,500 599,531
1,616,705
Real Estate Management & Development 3.5%
b
Aedas Homes SA, 144A, Reg S .......................... Spain 14,016 381,881
JHSF Participacoes SA ................................. Brazil 379,260 459,259
b
Metrovacesa SA, 144A, Reg S ........................... Spain 124,451 922,858
Sun Frontier Fudousan Co. Ltd. ........................... Japan 110,700 1,004,839
2,768,837
Semiconductors & Semiconductor Equipment 1.5%
Optorun Co. Ltd. ...................................... Japan 29,443 602,217
a
u- blox Holding AG ..................................... Switzerland 8,135 580,054
1,182,271
Specialty Retail 1.9%
c
Luk Fook Holdings International Ltd. ....................... Hong Kong 145,810 384,325
Wickes Group plc ..................................... United Kingdom 407,060 1,123,420
1,507,745
Textiles, Apparel & Luxury Goods 1.3%
Coats Group plc ...................................... United Kingdom 1,189,920 1,052,896
Trading Companies & Distributors 6.9%
Kanamoto Co. Ltd. .................................... Japan 30,500 593,084
Kanematsu Corp. ..................................... Japan 55,800 607,041
Lumax International Corp. Ltd. ........................... Taiwan 363,000 963,642
Nishio Rent All Co. Ltd. ................................. Japan 37,983 930,585

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
01
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Travis Perkins plc ..................................... United Kingdom 49,970 $ 1,013,934
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 295,580 1,280,958
5,389,244
Transportation Infrastructure 0.5%
c
China Merchants Port Holdings Co. Ltd. .................... China 200,449 370,468
Water Utilities 0.7%
China Water Affairs Group Ltd. ........................... China 433,223 506,604
Total Common Stocks (Cost $78,540,189) ......................................
73,480,171
a
Total Investments (Cost $78,540,189) 94.0% ....................................
$73,480,171
Other Assets, less Liabilities 6.0% .............................................
4,676,422
Net Assets 100.0% ...........................................................
$78,156,593
See Abbreviations on page 48 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $8,871,893, representing 11.4% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
January 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,014,515,876 $78,540,189
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 79,874,468 —
Value - Unaffiliated issuers ................................................. $2,554,888,638 $73,480,171
Value - Non-controlled affiliates (Note 3 f ) ....................................... 79,874,468 —
Receivables:
Investment securities sold .................................................. — 2,251,425
Capital shares sold ....................................................... 25,736,499 20,995
Dividends and interest .................................................... 2,310,747 1,076,788
European Union tax reclaims (Note 1 e ) ........................................ 44,273 4,337,896
Affiliates ............................................................... — 12,499
Total assets ......................................................... 2,662,854,625 81,179,774
Liabilities:
Payables:
Investment securities purchased ............................................. — 1,128,283
Capital shares redeemed .................................................. 7,187,434 66,269
Management fees ........................................................ 1,658,763 32,406
Distribution fees ......................................................... 199,106 12,697
Transfer agent fees ....................................................... 647,552 —
Trustees' fees and expenses ................................................ 21,258 —
IRS closing agreement fees for European Union tax reclaims (Note 1 e ) ................ — 751,675
Funds advanced by custodian ................................................ — 813,476
Accrued expenses and other liabilities .......................................... 331,024 218,375
Total liabilities ........................................................ 10,045,137 3,023,181
Net assets, at value ................................................ $2,652,809,488 $78,156,593
Net assets consist of:
Paid-in capital ............................................................ $2,114,236,312 $228,657,816
Total distributable earnings (losses) ............................................ 538,573,176 (150,501,223)
Net assets, at value ................................................ $2,652,809,488 $78,156,593

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
January 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Class A:
Net assets, at value ...................................................... $687,120,273 $50,830,258
Shares outstanding ....................................................... 37,001,149 3,196,052
Net asset value per share
a
................................................. $18.57 $15.90
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $19.65 $16.83
Class C:
Net assets, at value ...................................................... $45,394,432 $1,482,427
Shares outstanding ....................................................... 2,584,445 96,409
Net asset value and maximum offering price per share
a
............................ $17.56 $15.38
Class R:
Net assets, at value ...................................................... $7,061,905 $475,709
Shares outstanding ....................................................... 385,492 30,035
Net asset value and maximum offering price per share ............................ $18.32 $15.84
Class R6:
Net assets, at value ...................................................... $462,784,488 $901,280
Shares outstanding ....................................................... 24,774,998 55,908
Net asset value and maximum offering price per share ............................ $18.68 $16.12
Advisor Class:
Net assets, at value ...................................................... $1,450,448,390 $24,466,919
Shares outstanding ....................................................... 77,781,987 1,521,945
Net asset value and maximum offering price per share ............................ $18.65 $16.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statements of Operations
for the six months ended January 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $699,807 and $59,264, respectively)
Unaffiliated issuers ....................................................... $8,296,826 $1,058,145
Non-controlled affiliates (Note 3f) ............................................ 3,989 —
Interest:
Unaffiliated issuers ....................................................... — 93
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 86 —
Non-controlled affiliates (Note 3f) ............................................ 3 —
Other income (Note 1 e ) ..................................................... — 120,129
Total investment income .................................................. 8,300,904 1,178,367
Expenses:
Management fees (Note 3 a ) .................................................. 11,293,621 354,305
Interest expense .......................................................... — 245
Distribution fees: (Note 3c )
    Class A ............................................................... 1,058,176 69,197
    Class C ............................................................... 279,138 8,563
    Class R ............................................................... 20,780 1,282
Transfer agent fees: (Note 3e )
    Class A ............................................................... 584,884 53,732
    Class C ............................................................... 38,579 1,741
    Class R ............................................................... 5,736 510
    Class R6 .............................................................. 104,122 1,376
    Advisor Class ........................................................... 1,169,101 29,211
Custodian fees (Note 4 ) ..................................................... 73,638 5,418
Reports to shareholders fees ................................................. 134,051 —
Registration and filing fees ................................................... 89,598 29,321
Professional fees .......................................................... 48,177 65,918
Trustees' fees and expenses ................................................. 34,092 —
Other ................................................................... 34,970 53,138
Total expenses ........................................................ 14,968,663 673,957
Expense reductions (Note 4 ) .............................................. — (72)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (470,371) (130,341)
Net expenses ........................................................ 14,498,292 543,544
Net investment income (loss) ........................................... (6,197,388) 634,823
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 101,199,201 (1,714,992)
Foreign currency transactions ............................................... 69,448 482
Net realized gain (loss) ................................................. 101,268,649 (1,714,510)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (630,524,673) (1,882,153)
Translation of other assets and liabilities denominated in foreign currencies ............. (94,053) (309,341)
Net change in unrealized appreciation (depreciation) ........................... (630,618,726) (2,191,494)
Net realized and unrealized gain (loss) ........................................... (529,350,077) (3,906,004)
Net increase (decrease) in net assets resulting from operations ......................... $(535,547,465) $(3,271,181)

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Franklin International Growth Fund Franklin International Small Cap Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ( loss) ....... $(6,197,388) $(6,536,042) $634,823 $3,938,720
Net realized gain (loss) ............ 101,268,649 (17,244,499) (1,714,510) 22,639,650
Net change in unrealized appreciation
(depreciation) ................. (630,618,726) 669,528,690 (2,191,494) 8,835,321
Net increase (decrease) in net
assets resulting from operations . (535,547,465) 645,748,149 (3,271,181) 35,413,691
Distributions to shareholders:
Class A ........................ (14,061,063) (17,840,182) — —
Class C ........................ (618,253) (1,197,048) — —
Class R ........................ (141,213) (91,405) — —
Class R6 ....................... (11,070,606) (11,536,930) — —
Advisor Class ................... (34,285,765) (32,378,752) — —
Total distributions to shareholders ..... (60,176,900) (63,044,317) — —
Capital share transactions: (Note 2 )
Class A ........................ (123,021,507) 217,611,008 (2,537,465) (12,152,851)
Class C ........................ (7,035,659) 12,894,787 (1,559,928) (1,921,505)
Class R ........................ 23,693 5,301,908 (118,221) (491,347)
Class R6 ....................... 16,442,918 66,578,434 (108,824) (4,185,976)
Advisor Class ................... 114,637,651 202,715,936 (5,399,985) (33,133,250)
Total capital share transactions ....... 1,047,096 505,102,073 (9,724,423) (51,884,929)
Net increase (decrease) in net
assets ..................... (594,677,269) 1,087,805,905 (12,995,604) (16,471,238)
Net assets:
Beginning of period ................ 3,247,486,757 2,159,680,852 91,152,197 107,623,435
End of period ..................... $2,652,809,488 $3,247,486,757 $78,156,593 $91,152,197

Franklin Global Trust
Notes to Financial Statements (unaudited)
36
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6 and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' securities to the latest indications of fair value at 4 p.m. Eastern time. At January
31, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result

Franklin Global Trust
Notes to Financial Statements (unaudited)
37
franklintempleton.com
Semiannual Report
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At January 31, 2022, the Funds had no
securities on loan.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
38
franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. The
Franklin International Small Cap Fund previously entered
into a closing agreement with the IRS and any adjustments
to the estimated fees are reflected as other income in the
Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
39
franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended January 31, 2022
Shares sold
a
................................... 3,613,609 $79,541,308 196,128 $3,275,129
Shares issued in reinvestment of distributions .......... 674,831 13,989,251 — —
Shares redeemed ............................... (9,532,687) (216,552,066) (355,071) (5,812,594)
Net increase (decrease) .......................... (5,244,247) $(123,021,507) (158,943) $(2,537,465)
Year ended July 31, 2021
Shares sold
a
................................... 17,852,872 $370,168,450 270,918 $4,158,384
Shares issued in reinvestment of distributions .......... 709,102 14,557,860 — —
Shares redeemed ............................... (7,934,392) (167,115,302) (1,150,403) (16,311,235)
Net increase (decrease) .......................... 10,627,582 $217,611,008 (879,485) $(12,152,851)
Class C
Class C Shares:
Six Months ended January 31, 2022
Shares sold ................................... 222,250 $4,600,015 12,019 $156,412
Shares issued in reinvestment of distributions .......... 31,372 615,841 — —
Shares redeemed
a
.............................. (581,923) (12,251,515) (105,121) (1,716,340)
Net increase (decrease) .......................... (328,301) $(7,035,659) (93,102) $(1,559,928)
Year ended July 31, 2021
Shares sold ................................... 1,230,609 $24,422,783 21,342 $330,431
Shares issued in reinvestment of distributions .......... 61,338 1,193,633 — —
Shares redeemed
a
.............................. (638,610) (12,721,629) (158,387) (2,251,936)
Net increase (decrease) .......................... 653,337 $12,894,787 (137,045) $(1,921,505)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
40
franklintempleton.com
Semiannual Report
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended January 31, 2022
Shares sold ................................... 54,834 $1,188,725 1,207 $19,078
Shares issued in reinvestment of distributions .......... 6,902 141,213 — —
Shares redeemed ............................... (60,121) (1,306,245) (8,039) (137,299)
Net increase (decrease) .......................... 1,615 $23,693 (6,832) $(118,221)
Year ended July 31, 2021
Shares sold ................................... 306,583 $6,422,782 7,125 $99,879
Shares issued in reinvestment of distributions .......... 4,501 91,405 — —
Shares redeemed ............................... (57,397) (1,212,279) (40,267) (591,226)
Net increase (decrease) .......................... 253,687 $5,301,908 (33,142) $(491,347)
Class R6
Class R6 Shares:
Six Months ended January 31, 2022
Shares sold ................................... 3,785,086 $81,241,107 6,856 $116,362
Shares issued in reinvestment of distributions .......... 489,484 10,200,857 — —
Shares redeemed ............................... (3,411,644) (74,999,046) (13,511) (225,186)
Net increase (decrease) .......................... 862,926 $16,442,918 (6,655) $(108,824)
Year ended July 31, 2021
Shares sold ................................... 11,428,435 $239,148,993 44,234 $622,468
Shares issued in reinvestment of distributions .......... 521,126 10,756,050 — —
Shares redeemed ............................... (8,612,337) (183,326,609) (335,021) (4,808,444)
Net increase (decrease) .......................... 3,337,224 $66,578,434 (290,787) $(4,185,976)
Advisor Class
Advisor Class Shares:
Six Months ended January 31, 2022
Shares sold ................................... 17,336,708 $384,509,011 42,164 $712,098
Shares issued in reinvestment of distributions .......... 1,353,169 28,159,439 — —
Shares redeemed ............................... (13,679,758) (298,030,799) (378,633) (6,112,083)
Net increase (decrease) .......................... 5,010,119 $114,637,651 (336,469) $(5,399,985)
Year ended July 31, 2021
Shares sold ................................... 26,119,140 $547,331,184 267,426 $3,878,637
Shares issued in reinvestment of distributions .......... 1,314,425 27,090,304 — —
Shares redeemed ............................... (17,624,086) (371,705,552) (2,706,843) (37,011,887)
Net increase (decrease) .......................... 9,809,479 $202,715,936 (2,439,417) $(33,133,250)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
a. Management Fees
Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
Franklin International Small Cap Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund has follows:
For the period ended January 31, 2022, each Fund’s annualized gross effective investment management fee rate based on the average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.750% Over $1 billion, up to and including $2 billion
0.700% Over $2 billion, up to and including $5 billion
0.650% Over $5 billion, up to and including $10 billion
0.600% In excess of $10 billion
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Gross effective investment management fee rate ........ 0.719% 0.800%

Franklin Global Trust
Notes to Financial Statements (unaudited)
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Under a subadvisory agreement, ClearBridge, an affiliate of Advisers, provides subadvisory services to Franklin International
Small Cap Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $98,396 $2,504
CDSC retained ........................... $20,755 $288
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended January 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2022, investments in affiliated management investment companies were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Transfer agent fees ........................ $848,651 $45,915 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 84,459,275 $ 255,485,008 $ (260,069,815) $ — $ — $ 79,874,468 79,874,468 $ 3,989
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . — 9,472,000 (9,472,000) — — — — 3
Total Affiliated Securities ... $84,459,275 $264,957,008 $(269,541,815) $— $— $79,874,468 $3,992
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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Semiannual Report
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.86%
based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Small Cap Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 1.05% based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin International Growth Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30, 2022.
Prior to December 1, 2021, the Class R6 transfer agent fees were limited to 0.01% based on the average net assets of the class.
For Franklin International Small Cap Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30,
2022. Prior to December 1, 2021, the Class R6 transfer agent fees were limited to 0.02% based on the average net assets of the class.
h. Other Affiliated Transactions
During the year ended July 31, 2021, affiliated parties reimbursed the Franklin International Small Cap Fund $54,272 for
losses resulting from a NAV error. This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2021, Franklin International Growth Fund deferred post-October capital losses of
$24,581,965.
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2022, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 12,040,437
Long term ............................. — 135,879,384
Total capital loss carryforwards ............ $— $147,919,821
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
a a a
Cost of investments ....................... $2,137,069,359 $78,589,139
Unrealized appreciation ..................... $689,889,856 $3,354,063
Unrealized depreciation ..................... (192,196,109) (8,463,031)
Net unrealized appreciation (depreciation) ....... $497,693,747 $(5,108,968)
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Purchases .............................. $263,434,783 $10,691,212
Sales .................................. $346,757,168 $18,722,679

Franklin Global Trust
Notes to Financial Statements (unaudited)
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8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2022, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Global Trust
Notes to Financial Statements (unaudited)
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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 93,635,585 $ — $ 93,635,585
Air Freight & Logistics ................... — 84,325,096 — 84,325,096
Banks ............................... — 85,750,159 — 85,750,159
Biotechnology ......................... — 161,088,483 — 161,088,483
Capital Markets ........................ — 164,573,350 — 164,573,350
Chemicals ........................... — 283,615,052 — 283,615,052
Diversified Telecommunication Services ..... — 70,506,689 — 70,506,689
Entertainment ......................... — 94,869,223 — 94,869,223
Health Care Equipment & Supplies ......... — 219,373,868 — 219,373,868
Internet & Direct Marketing Retail .......... 91,696,860 43,589,364 — 135,286,224
IT Services ........................... 156,377,189 172,373,428 — 328,750,617
Life Sciences Tools & Services ............ — 76,282,768 — 76,282,768
Media ............................... — 122,826,786 — 122,826,786
Pharmaceuticals ....................... — 80,068,482 — 80,068,482
Professional Services ................... 69,461,200 83,538,908 — 153,000,108
Semiconductors & Semiconductor Equipment . — 84,669,328 — 84,669,328
Software ............................. 85,033,000 149,439,658 — 234,472,658
Trading Companies & Distributors .......... — 81,794,162 — 81,794,162
Short Term Investments ................... 79,874,468 — — 79,874,468
Total Investments in Securities ........... $482,442,717 $2,152,320,389
a
$— $2,634,763,106
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 358,074 — 358,074
Air Freight & Logistics ................... 1,311,079 1,116,646 — 2,427,725
Airlines .............................. 487,710 482,497 — 970,207
Auto Components ...................... — 515,201 — 515,201
Banks ............................... — 7,088,213 — 7,088,213
Building Products ...................... — 1,542,592 — 1,542,592
Capital Markets ........................ 895,475 899,065 — 1,794,540
Chemicals ........................... — 1,153,879 — 1,153,879
Commercial Services & Supplies ........... — 1,440,338 — 1,440,338
Construction & Engineering ............... — 2,844,019 — 2,844,019
Construction Materials .................. — 4,155,827 — 4,155,827
Diversified Financial Services ............. — 515,013 — 515,013
Electrical Equipment .................... — 2,977,182 — 2,977,182
Electronic Equipment, Instruments &
Components ........................ 378,973 — — 378,973
Energy Equipment & Services ............. 1,390,066 — — 1,390,066
Entertainment ......................... — 369,874 — 369,874
Food & Staples Retailing ................. — 1,154,049 — 1,154,049
Food Products ........................ — 395,717 — 395,717
Health Care Equipment & Supplies ......... — 1,959,610 — 1,959,610
Hotels, Restaurants & Leisure ............. 334,106 2,743,782 — 3,077,888
Household Durables .................... — 1,586,003 — 1,586,003
IT Services ........................... — 384,186 — 384,186
Leisure Products ....................... — 187,998 — 187,998
Machinery ............................ 1,308,918 6,641,438 — 7,950,356
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
48
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Semiannual Report
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Marine .............................. $ 644,893 $ 578,091 $ — $ 1,222,984
Media ............................... — 385,435 — 385,435
Metals & Mining ....................... 1,852,319 2,868,107 — 4,720,426
Oil, Gas & Consumable Fuels ............. 1,742,635 2,586,903 — 4,329,538
Personal Products ..................... — 1,209,283 — 1,209,283
Pharmaceuticals ....................... — 600,205 — 600,205
Professional Services ................... 1,017,174 599,531 — 1,616,705
Real Estate Management & Development .... 1,763,998 1,004,839 — 2,768,837
Semiconductors & Semiconductor Equipment . — 1,182,271 — 1,182,271
Specialty Retail ........................ 1,123,420 384,325 — 1,507,745
Textiles, Apparel & Luxury Goods .......... — 1,052,896 — 1,052,896
Trading Companies & Distributors .......... — 5,389,244 — 5,389,244
Transportation Infrastructure .............. — 370,468 — 370,468
Water Utilities ......................... — 506,604 — 506,604
Total Investments in Securities ........... $14,250,766 $59,229,405
b
$— $73,480,171
a
Includes foreign securities valued at $2,152,320,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $59,229,405, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
11. Fair Value Measurements
(continued)

Franklin Global Trust
Shareholder Information
49
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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 S 03/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Global Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
January 31, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Semiannual Report
1
Contents
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund 2
Performance Summary 6
Your Fund’s Expenses 8
Consolidated Financial Highlights and Consolidated
Statement of Investments 9
Consolidated Financial Statements 15
Notes to Consolidated Financial Statements 18
Tax Information 32
Shareholder Information 33
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
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Semiannual Report
SEMIANNUAL REPORT
Franklin Emerging Market Debt Opportunities Fund
This semiannual report for Franklin Emerging Market Debt
Opportunities Fund covers the period ended January 31,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in debt securities of emerging market countries. The Fund
invests mainly in debt securities issued by sovereign and
subsovereign government entities, but also including
securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
Performance Overview
The Fund posted a -2.81% cumulative total return for the
six months under review. In comparison, the Fund’s first
benchmark, the J.P. Morgan (JPM) Emerging Markets Bond
Index (EMBI) Global Diversified Index, which tracks total
returns for U.S. dollar-denominated debt instruments issued
by emerging market sovereign and quasi-sovereign entities,
posted a -4.35% cumulative total return.
1
The Fund’s second
benchmark, the JPM EMBI Global Diversified ex-GCC
Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and
quasi-sovereign entities, excluding Saudi Arabia, Qatar, the
United Arab Emirates, Bahrain and Kuwait, posted a -4.93%
cumulative total return.
2
The Fund’s third benchmark, the
JPM Government Bond Index-Emerging Markets (GBI-EM)
Broad Diversified Index (US$ Unhedged), which tracks
local currency bonds issued in emerging markets, posted
a -4.11% cumulative total return.
3
Also for comparison, the
Fund’s fourth benchmark, the ICE BofA Emerging Market
Corporate Plus (EMCB) Index (100% US$ Hedged), which
tracks the performance of U.S. dollar-denominated and euro-
denominated emerging market non-sovereign debt publicly
issued within the major domestic and Eurobond markets,
posted a -3.64% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Economic and Market Overview
The global economy continued its recovery from the impact
of the COVID-19 pandemic during the six months ended
January 31, 2021. The rebound was accompanied by rising
inflation driven by persistent supply-chain disruptions and
higher food and energy prices, with oil prices ending the
period at their highest level since 2014. However, positive
sentiment on the outlook for global economic growth was
briefly undermined in November 2021 by the discovery of
the Omicron coronavirus variant. Concerns about another
potential downturn in economic growth sparked a short-lived
bout of risk aversion among many investors.
Inflationary pressures prompted many emerging market
(EM) central banks to tighten monetary policy during the
period. The U.S. Federal Reserve (Fed) was slower to act,
but as the annual U.S. inflation rate rose to its highest level in 30 years toward the end of 2021, policymakers shifted
to a more hawkish stance. A reduction in the pace of asset
purchases was followed at the Fed’s January 2022 meeting
by a clear signal the Fed would raise the range for the
Portfolio Composition
1/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 63.8%
Corporate Bonds 15.6% *
Quasi-Sovereign Bonds 11.0% *
Loan Participations and Assignments 2.3%
Warrants 1.9%
Others** 0.0% *
Short-Term Investments & Other Net Assets 5.4%
*
Includes securities determined to have no value at 1/31/22.
**
For detailed categories, see accompanying Consolidated Statement of Investments.
1. Source: Morningstar.
2. Source: FactSet.
3. Source: J.P. Morgan.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
10
.

Franklin Emerging Market Debt Opportunities Fund
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ftinstitutional.com
Semiannual Report
federal funds target rate soon, against a backdrop of sharply increasing benchmark interest rates in most markets. Many
investors soon priced in multiple rate increases by the Fed
during 2022, while the prospect of U.S. monetary tightening
saw the U.S. dollar strengthen over much of the review
period.
A further headwind was a slowdown of the Chinese
economy, largely due to government policies, including
regulatory changes in new economy sectors, housing
tightening and strict implementation of decarbonization
policies. This slowdown weighed on overall economic growth
in emerging markets, specifically in Asia, where China’s
trade ties were the strongest.
Given these headwinds, both the hard-currency and local-
currency categories of EM debt ended significantly lower
over the review period.
Hard currency-denominated EM government bonds posted
a -4.35% total return over the six months under review, as
measured by the JPM EMBI Global Diversified Index.
1
U.S.
10-year Treasury yields rose from 1.24% at the end of July
2021 to 1.79% at the end of January 2022. The index’s
spread over U.S. Treasury yields, on a yield-to-worst basis, rose 29 basis points (bps) during that time, ending at 383
bps.
U.S. dollar- and euro-denominated EM corporate bonds
posted a -3.64% total return, as measured by the ICE
BofA EMCB Index (100% US$ Hedged).
1
Spreads on
EM corporate bonds widened less than spreads on EM
government bonds during the six months under review.
Local-currency EM government bonds posted a -4.11% total
return, as measured by the JPM GBI–EM Broad Diversified
Index.
3
Local-currency yields rose sharply, from an average
of 5.29% at the end of July 2021 to 6.13% at the end of
January 2022, but EM currencies fell relative to the U.S.
dollar.
Geographic Composition
1/31/22
% of Total
Net Assets
Mexico 6.0%
Supranational 5.6%
Turkey 5.0%
Ukraine 4.0%
Belarus 3.9%
Egypt 3.4%
South Africa 3.4%
Kazakhstan 3.3%
Ghana 3.1%
Dominican Republic 3.1%
Argentina 3.1%
Colombia 3.0%
Russia 2.9%
Angola 2.8%
Nigeria 2.6%
Grenada 2.5%
Iraq 2.5%
Gabon 2.4%
Uruguay 2.2%
Uzbekistan 2.1%
Suriname 2.0%
Ethiopia 1.7%
Tunisia 1.6%
El Salvador 1.6%
Jordan 1.6%
Brazil 1.5%
Venezuela 1.5%
Benin 1.4%
Georgia 1.4%
Trinidad and Tobago 1.3%
Mozambique 1.2%
Peru 1.2%
China 1.1%
Pakistan 1.1%
Kenya 1.1%
Cameroon 1.1%
Costa Rica 1.0%
Honduras 1.0%
Jamaica 1.0%
Paraguay 1.0%
Other 1.3%
Short-Term Investments & Other Net Assets 5.4%

Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
Investment Strategy
Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Manager’s Discussion
During the six months under review, Grenadian hard-
currency government debt performed strongly. The
performance was helped by a payment on these bonds
in November 2021, triggered by the substantial revenues
received by the Grenadian government under its “citizen by
investment” mechanism in 2020. Such payments are capped
at the total amount of the debt relief provided by creditors in
2015. In August 2021, the Inter-American Development Bank
listed Grenada as one of only four Caribbean nations whose
debt-to-GDP (gross domestic product) ratio will be potentially lower by the end of 2026 than at the end of 2019.
Surinamese bonds delivered a solid performance for
the period. Suriname is in default but, unlike Venezuela
or Lebanon, has a clearer route to curing this default
and achieving debt sustainability. It has had a staff-level
agreement with the International Monetary Fund (IMF) since
April 2021 on a US$690 million program, although the IMF
executive board only approved the program in December.
Prior actions, mainly the unwillingness of China and India to provide financial assurances, were the reasons behind the
delay. The IMF decided to move ahead with the program
regardless, resulting in an immediate disbursement of $55
million. In addition, buyers pushed up bond prices in an
illiquid market. Recent offshore oil and gas discoveries have confirmed Suriname’s earnings potential, which we believe
will transform the country.
Uzbekistan’s rapid progress toward its evolutionary agenda
to transform its economy and policy framework has been
a persistent source of optimism for many investors since
the liberalization of exchange controls in September 2017.
Before the pandemic hit, Uzbekistan’s GDP was rising at
robust annual rates and, by virtue of the authorities’ quick and forceful actions, growth rates for 2021 and 2022 are
expected to return to pre-pandemic levels. Uzbekistan’s
central bank was prudent with its monetary policy throughout
2021, in our view, ensuring an appropriate balance between
achieving its forecasted inflation rates and maintaining the economy’s growth trajectory.
In contrast, the Fund’s allocation to El Salvadoran U.S.-dollar bonds detracted from performance over the review period.
The preoccupation of President Bukele with cryptocurrency
and the dwindling value of the country’s investment in Bitcoin contributed to negative sentiment. It remains to be seen
how successful this new form of financing will be and how
permanent its potential damage to more traditional lenders
will be. However, toward the end of the period, the primary
negative effect proved to be increasing market nervousness
around the country’s liquidity profile.
Ukrainian government bonds fell during the latter part of
the review period, against a backdrop of rising geopolitical tensions over Russia’s military buildup near its border with
Ukraine. Along with Russian president Vladimir Putin’s
increasingly hostile rhetoric about Ukraine’s ties with the
West, the military buildup increased concerns about the
potential for renewed conflict between the two countries.
Top 10 Holdings
1/31/22
Issuer
Industry , Country
% of Total
Net Assets
a a
Mexico Government Bond 4.5%
Diversified Financial Services, Mexico
Egypt Government Bond 3.4%
Diversified Financial Services, Egypt
Ukraine Government Bond 3.1%
Diversified Financial Services, Ukraine
Dominican Republic Government Bond 3.1%
Diversified Financial Services, Dominican
Republic
Development Bank of the Republic of Belarus
JSC 3.0%
Banks, Belarus
Angola Government Bond 2.8%
Diversified Financial Services, Angola
Provincia del Chubut Argentina 2.6%
Municipal Bonds, Argentina
Grenada Government Bond 2.5%
Diversified Financial Services, Grenada
Iraq Government Bond 2.5%
Diversified Financial Services, Iraq
Gabon Government Bond 2.4%
Diversified Financial Services, Gabon

Franklin Emerging Market Debt Opportunities Fund
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Semiannual Report
Although the Turkish lira-denominated bonds of Asian
Infrastructure Investment Bank were stable over the review
period in local-currency terms, they weighed on performance
in U.S. dollar terms due to a sharp decline in the Turkish lira.
As President Erdogan continued to advocate interest-rate
cuts despite accelerating inflation and Turkey’s central bank reduced its benchmark interest rates, the Turkish currency
slumped to a record low against the U.S. dollar in late
November 2021. The lira later recovered some of its losses
after the Turkish government unveiled a plan to encourage
domestic investors to hold the currency, but the ongoing
volatility continued to unnerve many international investors.
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of January 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2022
Franklin Emerging Market Debt Opportunities Fund
6
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month -2.81% -2.81%
1-Year -0.26% -0.26%
5-Year +24.18% +4.43%
10-Year +57.94% +4.68%
See page 7 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
7
ftinstitutional.com
Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. In addition, interest rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction, a waiver related to the management fee paid by a Fund subsidiary and a fee waiver associated with any investments it makes in a
Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
1.01% 1.26%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
8
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/21
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
Ending
Account
Value 1/31/22
Expenses
Paid During
Period
8/1/21–1/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $971.87 $4.97 $1,020.16 $5.10 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
9
a
Six Months
Ended January
31, 2022
(unaudited)
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $10.19 $11.66 $11.68 $11.68 $10.76
Income from investment operations
a
:
Net investment income
b
............. 0.39 0.71 0.97 0.97 0.86 0.83
Net realized and unrealized gains (losses) (0.72) 0.83 (1.64) (0.13) (0.36) 0.17
Total from investment operations ........ (0.33) 1.54 (0.67) 0.84 0.50 1.00
Less distributions from:
Net investment income and net foreign
currency gains .................... — — (0.80) (0.86) (0.47) —
Net realized gains ................. — — — — (0.03) (0.08)
Total distributions ................... — — (0.80) (0.86) (0.50) (0.08)
Net asset value, end of period .......... $11.40 $11.73 $10.19 $11.66 $11.68 $11.68
Total return
c
....................... (2.81)% 15.11% (6.24)% 8.04% 4.04% 9.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.24% 1.15% 1.11% 1.09% 1.07%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ............... 6.58% 6.34% 8.95% 8.58% 7.31% 7.43%
Sup plemental data
Net assets, end of period (000’s) ........ $112,444 $135,374 $111,159 $387,888 $518,344 $514,406
Portfolio turnover rate ................ 28.54% 61.28% 34.71% 14.29% 33.70% 29.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Statement of Investments (unaudited), January 31, 2022
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 1.9%
Diversified Financial Services 1.9%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 1,518,100
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 663,933
2,182,033
Total Warrants (Cost $18,386,506) .............................................
2,182,033
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 11.0%
Banks 3.0%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,380,902
Capital Markets 0.2%
d
Huarong Finance II Co. Ltd. , Senior Bond , Reg S, 4.625% , 6/03/26 China 200,000 202,000
Diversified Financial Services 2.0%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 2,042,857 EUR 2,226,395
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
2,226,395
Municipal Bonds 2.6%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/30 .......... Argentina 3,784,642 2,952,020
Oil, Gas & Consumable Fuels 1.5%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 1,000,100
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 800,000 738,432
1,738,532
Road & Rail 1.1%
d
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,000,000 1,252,040

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Transportation Infrastructure 0.6%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,676,787,724 COP $ 625,499
Total Quasi-Sovereign Bonds (Cost $16,984,059) ................................
12,377,388
Corporate Bonds 15.6%
Airlines 0.9%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 1,000,000 1,014,153
Banks 3.0%
d
Access Bank plc , Senior Note , 144A, 6.125% , 9/21/26 .......... Nigeria 600,000 594,900
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,100,000 1,081,365
d
Fidelity Bank plc ,
Senior Note, 144A, 10.5%, 10/16/22 ..................... Nigeria 1,100,000 1,134,527
Senior Note, 144A, 7.625%, 10/28/26 .................... Nigeria 550,000 539,000
3,349,792
Capital Markets 1.1%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,200,000 1,214,700
Chemicals 1.5%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 447,284
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 1,200,000 1,233,030
1,680,314
Construction & Engineering 0.5%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 600,000 630,996
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 1,150,000 1,133,354
Metals & Mining 1.7%
d
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 500,000 526,800
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,358,218 1,389,684
1,916,484
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,771,295 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,896,269 —
—
Oil, Gas & Consumable Fuels 3.6%
d,l
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 800,000 812,000
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 600,000 586,203
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 1,250,000 1,200,594
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 270,000 273,112
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 602,000 506,480

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Tullow Oil plc, (continued)
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 670,000 $ 677,913
4,056,302
Real Estate Management & Development 1.0%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,230,000 1,083,015
Wireless Telecommunication Services 1.3%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 1,370,000 1,427,396
Total Corporate Bonds (Cost $23,352,772) ......................................
17,506,506
m
Loan Participations and Assignments 2.3%
d
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, 5.95%
to 4/15/25, FRN thereafter, 4/15/30 ....................... Russia 1,350,000 1,297,620
Global Distressed Alpha Fund III LP ,
a,c,f,k,n
PIK, 12%, Perpetual .................................. United States 972,195 377,307
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
9.625%, 3/20/25 ..................................... Ukraine 1,015,000 945,985
Total Loan Participations and Assignments (Cost $3,262,219) ....................
2,620,912
Foreign Government and Agency Securities 63.8%
d
Angola Government Bond , Senior Bond , 144A, 8% , 11/26/29 .... Angola 3,180,000 3,164,021
Argentina Government Bond ,
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 53,439
Senior Note, 0.5%, 7/09/30 ............................ Argentina 1,370,020 465,820
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
17.5% , 9/14/22 ..................................... Supranational
o
14,950,000 TRY 1,066,573
Banque Centrale de Tunisie ,
Senior Bond, 4.2%, 3/17/31 ............................ Tunisia 270,000,000 JPY 1,325,711
d
Senior Note, Reg S, 6.375%, 7/15/26 ..................... Tunisia 550,000 EUR 478,057
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
4.7% , 10/22/31 ..................................... Supranational
o
1,150,000 1,240,735
d
Belarus Government Bond , Senior Note , 144A, 6.875% , 2/28/23 . Belarus 1,000,000 950,770
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 1,500,000 EUR 1,626,928
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 1,150,000 EUR 1,191,675
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 7,100,000,000 COP 1,983,073
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 1,250,000 1,179,387
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 1,050,000 1,051,470
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 137,500,000 DOP 2,457,769
Egypt Government Bond ,
d
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 1,000,000 901,514
d
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 1,500,000 1,168,792
14.196%, 7/07/23 .................................... Egypt 9,100,000 EGP 584,057
13.659%, 9/07/23 .................................... Egypt 18,900,000 EGP 1,202,632
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 3,250,000 1,794,000
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 2,550,000 1,943,572
European Bank for Reconstruction & Development , Senior Note ,
6.45% , 12/13/22 .................................... Supranational
o
7,600,000,000 IDR 537,554
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
o
3,600,000 GEL 1,161,608

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 700,000 $ 731,038
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 1,100,000 1,068,509
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 900,000 883,485
Georgia Treasury Bond , 8% , 2/04/23 ......................
Georgia 1,069,000 GEL 346,338
Ghana Government Bond , 18.25% , 7/25/22 .................
Ghana 7,500,000 GHS 1,197,778
d
Grenada Government Bond ,
144A, 7%, 5/12/30 ................................... Grenada 2,004,560 1,834,172
Reg S, 7%, 5/12/30 .................................. Grenada 1,038,513 950,240
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 1,200,000 1,176,000
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ............................... Supranational
o
32,000,000,000 IDR 2,297,761
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ..... Iraq 2,880,000 2,768,256
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 .....
Jamaica 850,000 1,173,510
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 1,800,000 1,784,417
Kazakhstan Government Bond ,
Senior Bond, 5.3%, 4/26/23 ............................ Kazakhstan 511,961,000 KZT 1,122,917
Senior Bond, 5%, 5/15/23 ............................. Kazakhstan 665,000,000 KZT 1,449,281
Kenya Government Bond , 12.5% , 5/12/25 ..................
Kenya 129,250,000 KES 1,201,240
j
Mexican Udibonos , S , Index Linked, 4% , 11/30/28 ............ Mexico 32,072,702 MXN 1,624,820
Mexico Government Bond ,
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 1,150,000 1,212,140
M, 8%, 11/07/47 ..................................... Mexico 46,000,000 MXN 2,233,150
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 1,600,000 1,351,320
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,300,000 1,222,338
Peru Government Bond , Senior Bond , 5.4% , 8/12/34 ..........
Peru 5,700,000 PEN 1,341,530
Russia Government Bond , 7.65% , 4/10/30 ..................
Russia 163,425,000 RUB 1,919,502
d
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 ... Ghana 555,304 544,198
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 44,900,000 ZAR 2,466,616
d,h
Suriname Government Bond ,
144A, 12.875%, 12/30/23 .............................. Suriname 1,400,000 1,071,000
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 1,500,000 1,146,375
Turkey Government Bond , Senior Bond , 5.95% , 1/15/31 ........
Turkey 1,400,000 1,234,846
d
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/32 . Ukraine 2,350,000 1,994,257
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 61,000,000 UYU 1,338,733
j
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 43,326,918 UYU 1,106,175
d
Uzbekistan Government Bond ,
Senior Note, 144A, 14.5%, 11/25/23 ...................... Uzbekistan 6,200,000,000 UZS 590,055
Senior Note, 144A, 14%, 7/19/24 ........................ Uzbekistan 18,720,000,000 UZS 1,762,910
Total Foreign Government and Agency Securities (Cost $79,090,462) ..............
71,674,064
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $146,109,396) ...............................
106,360,903
a

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
14
At January 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
See Note 11 regarding other derivative information.
Short Term Investments 3.6%
a a
Country Shares
a
Value
a
Money Market Funds 3.6%
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,059,893 $ 4,059,893
Total Money Market Funds (Cost $4,059,893) ...................................
4,059,893
Total Short Term Investments (Cost $4,059,893 ) .................................
4,059,893
a
Total Investments (Cost $150,169,289) 98.2% ...................................
$110,420,796
Other Assets, less Liabilities 1.8% .............................................
2,022,907
Net Assets 100.0% ...........................................................
$112,443,703
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2022, the aggregate value of these securities was $71,774,605, representing 63.8% of net assets.
e
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
See Note 7 regarding credit risk and defaulted securities.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note 1(i).
k
Income may be received in additional securities and/or cash.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
m
See Note 1(e) regarding loan participations and assignments.
n
Perpetual security with no stated maturity date.
o
A supranational organization is an entity formed by two or more central governments through international treaties.
p
See Note 3(d) regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 700,000 790,534 3/15/22 $ — $ (3,359)
Euro ............. CITI Sell 5,880,000 6,629,569 3/15/22 17,300 —
Japanese Yen ...... RBCCM Sell 180,000,000 1,585,381 3/15/22 20,595 —
Total Forward Exchange Contracts ................................................... $37,895 $(3,359)
Net unrealized appreciation (depreciation) ............................................ $34,536
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page
31
.

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
January 31, 2022 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
15
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $146,109,396
Cost - Non-controlled affiliates (Note 3d) ........................................................ 4,059,893
Value - Unaffiliated issuers .................................................................. $106,360,903
Value - Non-controlled affiliates (Note 3d) ....................................................... 4,059,893
Cash .................................................................................... 8,026
Restricted currency, at value (cost $194,103) (Note 1f) ............................................... 96,419
Foreign currency, at value (cost $57,001) ......................................................... 56,867
Receivables:
Investment securities sold ................................................................... 981,742
Capital shares sold ........................................................................ 139,578
I nterest ................................................................................. 2,163,789
Unrealized appreciation on OTC forward exchange contracts .......................................... 37,895
Total assets .......................................................................... 113,905,112
Liabilities:
Payables:
Investment securities purchased .............................................................. 800,067
Capital shares redeemed ................................................................... 407,340
Management fees ......................................................................... 70,258
Transfer agent fees ........................................................................ 9,402
Professional fees ......................................................................... 118,816
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,359
Accrued expenses and other liabilities ........................................................... 52,167
Total liabilities ......................................................................... 1,461,409
Net assets, at value ................................................................. $112,443,703
Net assets consist of:
Paid-in capital ............................................................................. $222,882,554
Total distributable earnings (losses) ............................................................. (110,438,851)
Net assets, at value ................................................................. $112,443,703
Shares outstanding ......................................................................... 9,860,334
Net asset value and maximum offering price per share ............................................... $11.40

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended January 31, 2022 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d) ............................................................. $385
Interest: (net of foreign taxes of $20,331)
Unaffiliated issuers ........................................................................ 5,207,909
Total investment income ................................................................... 5,208,294
Expenses:
Management fees (Note 3a) ................................................................... 584,522
Transfer agent fees (Note 3c) .................................................................. 34,724
Custodian fees (Note 4) ...................................................................... 4,820
Reports to shareholders fees .................................................................. 9,595
Registration and filing fees .................................................................... 5,487
Professional fees ........................................................................... 174,561
Trustees' fees and expenses .................................................................. (13,078)
Other .................................................................................... 11,049
Total expenses ......................................................................... 811,680
Expense reductions (Note 4) ............................................................... (9)
Expenses waived/paid by affiliates (Note 3d and 3e) .............................................. (123,758)
Net expenses ......................................................................... 687,913
Net investment income ................................................................ 4,520,381
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,435,979)
Foreign currency transactions ................................................................ 23,590
Forward exchange contracts ................................................................. 429,812
Net realized gain (loss) .................................................................. (2,982,577)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (5,408,107)
Translation of other assets and liabilities denominated in foreign currencies .............................. 15,137
Forward exchange contracts ................................................................. (18,492)
Change in deferred taxes on unrealized appreciation ............................................... 30,159
Net change in unrealized appreciation (depreciation) ............................................ (5,381,303)
Net realized and unrealized gain (loss) ............................................................ (8,363,880)
Net increase (decrease) in net assets resulting from operations .......................................... $(3,843,499)

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
17
Franklin Emerging Market Debt Opportunities
Fund
Six Months Ended
January 31, 2022
(unaudited)
Year Ended
July 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,520,381 $7,081,201
Net realized gain (loss) ................................................. (2,982,577) (16,188,656)
Net change in unrealized appreciation (depreciation) ........................... (5,381,303) 24,681,396
Net increase (decrease) in net assets resulting from operations ................ (3,843,499) 15,573,941
Capital share transactions (Note 2) .......................................... (19,086,519) 8,641,059
Net increase (decrease) in net assets ................................... (22,930,018) 24,215,000
Net assets:
Beginning of period ..................................................... 135,373,721 111,158,721
End of period .......................................................... $112,443,703 $135,373,721

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)
Franklin Emerging Market Debt Opportunities Fund
18
ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Emerging Market Debt
Opportunities Fund (Fund) is included in this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset
in the Consolidated Statement of Assets and Liabilities.
Early termination by the counterparty may result in an
immediate payment by the Fund of any net liability owed to
that counterparty under the ISDA agreement. At January
31, 2022, the Fund had no OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
e. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
f. Restricted Currency
At January 31, 2022, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
g. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company
with limited liability, is a wholly-owned subsidiary of the
Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund.
At January 31, 2022, FT Subsidiary’s investments, as
well as any other assets and liabilities of FT Subsidiary
are reflected in the Fund’s Consolidated Statement of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At January 31, 2022, the net assets of
FT Subsidiary were $1,076,685, representing 1.0% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:
Six Months Ended
January 31, 2022
Year Ended
July 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 2,619,267 $30,495,767 6,212,135 $70,317,466
Shares redeemed ............................... (4,304,255) (49,582,286) (5,575,686) (61,676,407)
Net increase (decrease) .......................... (1,684,988) $(19,086,519) 636,449 $8,641,059
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)
j. Accounting Estimates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
FT Subsidiary pays an investment management fee to FTIML based on the average daily net assets of FT Subsidiary as follows:
For the period ended January 31, 2022, the annualized gross effective investment management fee rate was 0.850% of the
Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended January 31, 2022, the Fund paid transfer agent fees of $34,724, of which $31,219 was retained by
Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2022, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2021, the Fund deferred late-year ordinary losses of $785,629.
At January 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 7,120,269 $ 43,513,429 $ (46,573,805) $ — $ — $ 4,059,893 4,059,893 $ 385
Total Affiliated Securities ... $7,120,269 $43,513,429 $(46,573,805) $— $— $4,059,893 $385
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,521,030
Long term ................................................................................ 50,318,237
Total capital loss carryforwards ............................................................... $62,839,267
Cost of investments .......................................................................... $158,841,266
Unrealized appreciation ........................................................................ $2,250,097
Unrealized depreciation ........................................................................ (50,636,031)
Net unrealized appreciation (depreciation) .......................................................... $(48,385,934)
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, corporate actions, inflation related adjustments on foreign securities, investments in Alternative Strategies Fund, and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2022, aggregated
$34,897,101 and $40,205,359, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2022, the Fund had 75.6% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2022, the aggregate value of these securities was $2,217,375 representing 2.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of
Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At January 31, 2022, the Fund had 0.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At January 31, 2022, the Fund had 2.9% of its net assets invested in
Russia.
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 31 .
Principal
Amount /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
972,195
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 -12/28/21 851,729 377,307
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $8,985,107 $377,307
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of January 31, 2022.
8. Concentration of Risk
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
11. Other Derivative Information
At January 31, 2022, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
For the period ended January 31, 2022, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended J anuary 31, 202 2 , the average month end contract value for forward excha nge contracts and average month end fa ir value of VRI, was $ 7,249,531 and $ 2,012,746 , respectively.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 31 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 37,895 Unrealized depreciation on OTC
forward exchange contracts
$ 3,359
Value recovery instruments ...
Investments in securities, at value 1,518,100
a
Investments in securities, at value —
Total .................... $1,555,995 $3,359
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $429,812 Forward exchange contracts $(18,492)
Value recovery instruments Investments — Investments $(817,890)
a
Total ....................... $429,812 $(836,382)
a
VRI are included in net reailzed gain (loss) from investments and net change in unreailized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended January 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 1,518,100 663,933 2,182,033
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 10,150,993 2,226,395
a
12,377,388
Corporate Bonds :
Airlines .............................. — 1,014,153 — 1,014,153
Banks ............................... — 3,349,792 — 3,349,792
Capital Markets ........................ — 1,214,700 — 1,214,700
Chemicals ........................... — 1,680,314 — 1,680,314
Construction & Engineering ............... — 630,996 — 630,996
Food Products ........................ — 1,133,354 — 1,133,354
Metals & Mining ....................... — 1,916,484 — 1,916,484
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 4,056,302 — 4,056,302
Real Estate Management & Development .... — 1,083,015 — 1,083,015

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At January 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,427,396 $ — $ 1,427,396
Loan Participations and Assignments ......... — 2,243,605 377,307 2,620,912
Foreign Government and Agency Securities .... — 71,674,064 — 71,674,064
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 4,059,893 — — 4,059,893
Total Investments in Securities ........... $4,059,893 $103,093,268 $3,267,635 $110,420,796
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 37,895 $ — $ 37,895
Restricted Currency (ARS) ................. — 96,419 — 96,419
Total Other Financial Instruments ......... $— $134,314 $— $134,314
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 3,359 $ — $ 3,359
Total Other Financial Instruments ......... $— $3,359 $— $3,359
a
Includes securities determined to have no value at January 31, 2022.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Warrants :
Diversified Financial
Services ........ 1,126,258 — — — — — — (462,325) 663,933 (462,325)
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds . 1,366
d
2,518,242 (101,324) — — — 8,056 (199,945) 2,226,395
d
(198,579)
Corporate Bonds :
Multiline Retail ...... —
d
—
d
— — — — — — —
d
—
Loan Participations and
Assignments ....... 373,057 57,288 — — — 32 — (53,070) 377,307 (53,070)
Escrows and Litigation
Trusts ........... — —
d
(5,961) — — — 5,961 — —
d
—
Total Investments in
Securities ............ $1,500,681 $2,575,530 $(107,285) $— $— $32 $14,017 $(715,340) $3,267,635 $(713,974)
Other Financial Instruments:
Restricted Currency (ARS)
$173,982 $— $— $— $(173,982) $— $— $— $— $—
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2022, are as follows:
See Abbreviations on page 31 .
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$377,307 Recovery value Weighted probability
of cash flow
$3.6 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
..........
663,933 Market comparables Implied recovery 4.5% Increase
c
All other
............
2,226,395
d,e
Total
...............
$3,267,635
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at January 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
ARS
Argentine Peso
BYN
Belarusian Ruble
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
RUB
Russian Ruble
TRY
Turkish Lira
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand

Franklin Global Trust
Tax Information (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year was received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund elected to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2021:
Amount Reported
Foreign Taxes Paid $113,233
Foreign Source Income Earned $7,114,667

Franklin Global Trust
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 S 03/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton
Investment Management
Limited
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.
N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 29, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date March 29, 2022